UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
December 31, 2015 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 100.1%

	Consumer Discretionary - 2.5%
38,272	Coach, Inc.	$1,252,643
	–	–
		–
	Consumer Staples - 6.4%
11,428	JM Smucker Co. (The)	1,409,530
22,916	Procter & Gamble Co. (The)	1,819,760
		3,229,290
	Energy - 18.5%
77,793	Energy Transfer Equity LP	1,068,876
38,152	Energy Transfer Partners LP	1,286,867
69,936	Enterprise Products Partners LP	1,788,963
15,932	Magellan Midstream Partners LP	1,082,101
37,734	MPLX LP	1,484,078
38,272	Plains All American Pipeline LP	884,083
20,952	Spectra Energy Corp.	501,591
42,703	The Williams Cos., Inc.	1,097,467
		9,194,026
	Financials - 20.7%
34,581	Ares Capital Corp.	492,779
11,844	Bank of Montreal (Canada)	668,238
10,375	CME Group, Inc. (IL)	939,975
19,880	Digital Realty Trust, Inc.	1,503,326
19,761	HCP, Inc.	755,661
25,653	Host Hotels & Resorts, Inc.	393,517
36,307	Lamar Advertising Co. - Class A	2,177,694
13,035	OMEGA Healthcare Investors, Inc.	455,964
217	RMR Group, Inc. (The) - Class A*	3,127
18,273	Senior Housing Properties Trust	271,171
12,680	Toronto-Dominion Bank (The) (Canada)	496,676
72,793	Weyerhaeuser Co.	2,182,334
		10,340,462
	Health Care - 16.9%
31,010	AbbVie, Inc.	1,837,032
27,498	GlaxoSmithKline PLC, ADR (United Kingdom)	1,109,544
17,439	Johnson & Johnson	1,791,334
28,868	Merck & Co., Inc.	1,524,808
12,976	Novartis AG, ADR (Switzerland)	1,116,455
34,343	Pfizer, Inc.	1,108,592
		8,487,765
	Industrials - 6.1%
15,177	Eaton Corp. PLC	789,811
71,602	General Electric Co.	2,230,402
		3,020,213
	Information Technology - 12.5%
71,484	Cisco Systems, Inc.	1,941,148
13,511	Maxim Integrated Products, Inc.	513,418
20,416	Microchip Technology, Inc.	950,161
35,593	Microsoft Corp.	1,974,700
17,558	Seagate Technology PLC	643,676
37,617	STMicroelectronics NV- NY Shares (Switzerland)	250,529
		6,273,632
	Materials - 5.2%
30,058	Domtar Corp.	1,110,643
17,141	LyondellBasell Industries NV - Class A	1,489,553
		2,600,196
	Telecommunication Services - 5.9%
34,046	AT&T, Inc.	1,171,523
9,880	BCE, Inc. (Canada)	381,566
12,261	Verizon Communications, Inc.	566,703
25,474	Vodafone Group PLC, ADR (United Kingdom)	821,791
		2,941,583
Number
of
Shares	Description	Fair Value
	Utilities - 5.4%
16,428	American Water Works Co., Inc.	$981,573
15,773	National Grid PLC, ADR (United Kingdom)	1,096,855
30,534	NiSource, Inc.	595,718
		2,674,146

	Total Investments - 100.1%
	(Cost $47,217,738)	50,013,956
	Liabilities in excess of other Assets - (0.1%)	(61,614)
	Net Assets - 100.0%	$49,952,342

		% of
Summary by Country	Fair Value	Net Assets
Canada	$1,546,480	3.10%
Switzerland	1,366,984	2.7
United Kingdom	3,028,190	6.1
United States	44,072,302	88.2
Total Investments	50,013,956	100.1
Liabilities in excess of other Assets	(61,614)	(0.1)
Net Assets	$49,952,342	100.00%

ADR	-	American Depositary Receipt
LP	-	Limited Partnership
NV	-	Publicly Traded Company
PLC	-	Public Limited Company

*	Non-income producing security.

DESTRA WOLVERINE ALTERNATIVE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2015 (unaudited)

Number
of
Shares	Description	Fair Value
	Investment Companies - 82.6%

	Asset Allocation Fund - 3.6%
75,408	PowerShares DB G10 Currency Harvest Fund	$1,760,023

		0
	Debt Fund - 8.8%
20,194	iShares Core U.S. Aggregate Bond ETF	2,181,154
26,879	Vanguard Total Bond Market ETF	2,170,748
		4,351,902
	Equity Fund - 70.2%
93	iShares Europe ETF	3,730
154	iShares MSCI Eurozone ETF	5,396
469,244	iShares MSCI Japan ETF	5,687,237
100,817	iShares Russell 1000 Growth ETF	10,029,275
18,514	iShares Russell 1000 Value ETF	1,811,780
6,510	iShares Russell 2000 Value ETF	598,985
5,117	iShares S&P 500 Growth ETF	592,549
2,276	iShares S&P 500 Value ETF	201,494
16,315	iShares U.S. Real Estate ETF	1,225,420
535	Vanguard FTSE Europe ETF	26,686
1,002	Vanguard FTSE Pacific ETF	56,783
11,182	Vanguard Growth ETF	1,189,653
138,603	Vanguard REIT ETF	11,050,817
24,749	Vanguard Value ETF	2,017,539
		34,497,344
	Total Investment Companies
	(Cost $40,475,391)	40,609,269

	Money Market Mutual Fund - 15.3%
7,507,387	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.29% (a)	7,507,387
	(Cost $7,507,387)	7,507,387

	Total Investments - 97.9%
	(Cost $47,982,778)	48,116,656
	Other Assets in excess of Liabilities - 2.1%	1,037,646
	Net Assets - 100.0%	$49,154,302

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust

(a)	-	Interest rate shown reflects 1 day yield as of December 31, 2015.

		% of
Summary by Country	Fair Value	Net Assets
United States	$48,116,656	97.90%
Total Investments	48,116,656	97.9
Other Assets in excess of Liabilities	1,037,646	2.1
Net Assets	$49,154,302	100.00%

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2015, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$47,349,051	$6,303,746	$(3,638,841)	$2,664,905
Destra Wolverine Alternative Opportunities Fund	$47,982,778	$338,092	$(204,214)	$133,878

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose, i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolios of Investments by caption and by Level within the fair value hierarchy as of December 31, 2015:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$50,013,956	$–	$–	$50,013,956
Total	$50,013,956	$–	$–	$50,013,956

Destra Wolverine Alternative Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investment Companies*	$40,609,269	$–	$–	$40,609,269
Money Market Mutual Fund	7,507,387	–	–	7,507,387
Total	$48,116,656	$–	$–	$48,116,656

* Please refer to the Portfolio of Investments to view securities segregated by industry.

It is the Fund's policy to recognize transfers into and out of all levels at the beginning of the reporting period.

There were no transfers between any levels within the fair value hierarchy during the period ended December 31, 2015.

The Funds held no Level 2 or Level 3 securities during the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Destra Investment Trust

By (Signature and Title)*        /s/ Dominic Martellaro
                                                  Dominic Martellaro, Chief Executive Officer
                                                   (principal executive officer)

Date  2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Dominic Martellaro
                                                  Dominic Martellaro, Chief Executive Officer
                                                   (principal executive officer)
Date  2/24/16

By (Signature and Title)*       /s/ Derek Mullins
                                                 Derek Mullins, Chief Financial Officer
                                                   (principal executive officer)
Date   2/24/16

* Print the name and title of each signing officer under his or her signature.